UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 450 Park Avenue 7th Floor

         New York, NY  10022

13F File Number:  28-4490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Chief Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     Joseph Mastoloni     New York, NY     August 10, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     794174

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name

1    28-4490                       Vontobel Asset Management, Inc.

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                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
Altria Group Inc               COM              02209S103      545     8425 SH        SOLE                    8425
American Express Co.           COM              025816109    20335   382021 SH        SOLE                  382021
American Intl Group Inc.       COM              026874107    58560  1007856 SH        SOLE                 1007856
Banco Latinoamericano          CL E             P16994132     5420   301900 SH        SOLE                  301900
Banco Santander Chile New      SP ADR REP COM   05965X109     4465   138200 SH        SOLE                  138200
Berkshire Hathaway Inc. Del    CL B             084670207    27760     9972 SH        SOLE                    9972
Berkshire Hathaway Inc. Del    CL A             084670108    79745      955 SH        SOLE                     955
Chubb Corp                     COM              171232101     9710   113426 SH        SOLE                  113426
Cincinnati Finl Corp.          COM              172062101    26810   677660 SH        SOLE                  677660
Coca Cola Co.                  COM              191216100     3715    88948 SH        SOLE                   88948
Diageo PLC                     Spon ADR New     25243Q205    10505   177115 SH        SOLE                  177115
Entercom Communications        CL. A            293639100    14420   433209 SH        SOLE                  433209
Federal Home Loan Mortgage CorpCOM              313400301    56584   867457 SH        SOLE                  867457
Federal National Mortgage Ass  COM              313586109    37150   636113 SH        SOLE                  636113
Fifth Third Bancorp            COM              316773100    48870  1187087 SH        SOLE                 1187087
General Mills Inc.             COM              370334104    11510   245993 SH        SOLE                  245993
Gillette Co                    COM              375766102      420     8300 SH        SOLE                    8300
Golden West Finl Corp. Del     COM              381317106    32610   506479 SH        SOLE                  506479
Harley Davidson Inc.           COM              412822108    20785   419027 SH        SOLE                  419027
HCA Inc.                       COM              404119109    12670   223560 SH        SOLE                  223560
HDFC Bank LTD.                 ADR REPS 3 SHS   40415F101    23130   497300 SH        SOLE                  497300
Health Management Associates   New COM          421933102    20270   774313 SH        SOLE                  774313
Infosys Technologies LTD       SPONSORED ADR    456788108    29670   382375 SH        SOLE                  382375
International Game Technology  COM              459902102     5515   195958 SH        SOLE                  195958
Ishares Trust                  RUSSELL 1000VAL  464287598     7385   110528 SH        SOLE                  110528
Liz Claiborne Inc              COM              539320101    21980   552785 SH        SOLE                  552785
Markel Corp                    COM              570535104     2975     8777 SH        SOLE                    8777
Millea Holdings Inc            ADR              60032R106      680     9990 SH        SOLE                    9990
Mohawk Industries Inc.         COM              608190104    25445   308416 SH        SOLE                  308416
Old Republic International     COM              680223104     5675   224346 SH        SOLE                  224346
Saga Communications            CL. A            786598102    14320  1022662 SH        SOLE                 1022662
Signet Group PLC               SP ADR REP 30S   82668L872     6440   327465 SH        SOLE                  327465
SPDR TR                        UNIT SER 1       78462F103      100      830 SH        SOLE                     830
State Street Corp.             COM              857477103    27860   577454 SH        SOLE                  577454
Tesco Corp                     COM              88157K101      750    43634 SH        SOLE                   43634
Tiffany & Co. New              COM              886547108    12120   369915 SH        SOLE                  369915
TJX Companies Inc.             COM              872539101    33070  1358133 SH        SOLE                 1358133
Toyota Motor Corp              SP ADR REP2COM   892331307     1310    18325 SH        SOLE                   18325
Universal Health Services Inc  CL. B            913903100     9895   159100 SH        SOLE                  159100
Wal Mart Stores Inc            COM              931142103    15050   312257 SH        SOLE                  312257
Wells Fargo & Co. Del.         COM              949740104    34370   558115 SH        SOLE                  558115
Wipro LTD                      SPON ADR 1 SH    97651M109    13575   650700 SH        SOLE                  650700
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